UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  February 28

Date of reporting period:  February 28, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2025

Maryland Short-Term Tax-Free Bond Fund

Investor Class (PRMDX)

This annual shareholder report contains important information about Maryland Short-Term Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Short-Term Tax-Free Bond Fund - Investor Class	$54	0.53%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong demand helped absorb a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg Municipal Bond Index, the fund’s allocations within the revenue sector aided performance, with an overweight allocation to life care revenue bonds being a significant positive factor. The portfolio’s longer-than-benchmark average duration profile also aided results as municipal bond yields on the short end of the curve ended the period lower.

  The portfolio’s positioning along the yield curve hindered relative performance, dragged lower by an underweight to the six-month rate and an overweight to the five-year rate as municipal bond yields ended the period higher except for the shortest maturities. Our selection of life care bonds within the revenue-backed sector also hindered performance.

  The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. Dedicated tax represented the fund’s largest absolute and overweight allocation relative to the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,978	9,949	9,990
2015	10,013	10,031	10,033
2015	10,031	10,184	10,051
2016	10,086	10,395	10,112
2016	10,085	10,533	10,110
2016	10,141	10,721	10,146
2016	9,967	10,162	10,047
2017	10,085	10,421	10,159
2017	10,145	10,686	10,208
2017	10,187	10,816	10,252
2017	10,094	10,729	10,169
2018	10,100	10,682	10,221
2018	10,108	10,805	10,238
2018	10,158	10,869	10,298
2018	10,150	10,851	10,312
2019	10,262	11,123	10,428
2019	10,357	11,498	10,515
2019	10,452	11,816	10,615
2019	10,446	11,772	10,639
2020	10,538	12,175	10,731
2020	10,471	11,955	10,811
2020	10,521	12,199	10,856
2020	10,547	12,348	10,872
2021	10,593	12,304	10,893
2021	10,616	12,521	10,923
2021	10,633	12,613	10,940
2021	10,605	12,592	10,920
2022	10,494	12,223	10,791
2022	10,427	11,670	10,699
2022	10,370	11,524	10,672
2022	10,381	11,504	10,702
2023	10,395	11,600	10,693
2023	10,435	11,728	10,755
2023	10,501	11,721	10,832
2023	10,658	11,996	10,985
2024	10,739	12,228	11,066
2024	10,718	12,041	11,064
2024	10,953	12,434	11,303
2024	10,997	12,588	11,355
2025	11,066	12,590	11,453

202501-4140694, 202504-4215254

F90-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Maryland Short-Term Tax-Free Bond Fund (Investor Class)	3.05%	0.98%	1.02%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	2.96	0.67	2.33
Bloomberg 1-3 Year Municipal Bond Index (Strategy Benchmark)	3.50	1.31	1.37

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$164,531
  Number of Portfolio Holdings154
  Investment Advisory Fees Paid (000s)$315
  Portfolio Turnover Rate41.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	51.6%
AA Rated	18.2
A Rated	14.0
BBB Rated	7.1
BB Rated and Below	2.0
Not Rated	6.0
Reserves	1.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

General Obligations - Local	23.0%
Special Tax	17.4
General Obligations - State	14.5
Transportation	10.9
Health Care	9.6
Housing	9.4
Prerefunded	4.5
Water & Sewer	3.3
Education	2.5
Other	4.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Maryland Short-Term Tax-Free Bond Fund

Investor Class (PRMDX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

Maryland Short-Term Tax-Free Bond Fund

I Class (TRMUX)

This annual shareholder report contains important information about Maryland Short-Term Tax-Free Bond Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Maryland Short-Term Tax-Free Bond Fund - I Class	$44	0.43%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong demand helped absorb a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg Municipal Bond Index, the fund’s allocations within the revenue sector aided performance, with an overweight allocation to life care revenue bonds being a significant positive factor. The portfolio’s longer-than-benchmark average duration profile also aided results as municipal bond yields on the short end of the curve ended the period lower.

  The portfolio’s positioning along the yield curve hindered relative performance, dragged lower by an underweight to the six-month rate and an overweight to the five-year rate as municipal bond yields ended the period higher except for the shortest maturities. Our selection of life care bonds within the revenue-backed sector also hindered performance.

  The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. Dedicated tax represented the fund’s largest absolute and overweight allocation relative to the benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
7/6/17	500,000	500,000	500,000
8/31/17	503,575	508,506	503,083
11/30/17	499,099	504,440	499,002
2/28/18	499,543	502,206	501,548
5/31/18	500,007	508,013	502,361
8/31/18	502,615	510,989	505,329
11/30/18	502,353	510,139	506,025
2/28/19	507,994	522,934	511,722
5/31/19	512,857	540,548	515,998
8/31/19	517,659	555,543	520,878
11/30/19	517,476	553,458	522,039
2/29/20	522,190	572,410	526,562
5/31/20	518,999	562,052	530,508
8/31/20	521,593	573,518	532,692
11/30/20	523,018	580,547	533,483
2/28/21	525,379	578,467	534,521
5/31/21	526,648	588,667	536,019
8/31/21	527,643	592,995	536,848
11/30/21	526,397	591,991	535,837
2/28/22	521,001	574,649	529,521
5/31/22	517,818	548,673	525,026
8/31/22	515,140	541,805	523,683
11/30/22	515,798	540,844	525,162
2/28/23	516,629	545,356	524,692
5/31/23	519,744	551,363	527,755
8/31/23	522,129	551,041	531,557
11/30/23	530,048	564,005	539,032
2/29/24	534,188	574,904	543,022
5/31/24	533,310	566,100	542,909
8/31/24	545,105	584,591	554,661
11/30/24	547,441	591,810	557,207
2/28/25	551,004	591,928	562,002

202501-4140694, 202504-4215254

F1098-052 4/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/6/17
Maryland Short-Term Tax-Free Bond Fund (I Class)	3.15%	1.08%	1.28%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	2.96	0.67	2.23
Bloomberg 1-3 Year Municipal Bond Index (Strategy Benchmark)	3.50	1.31	1.54

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$164,531
  Number of Portfolio Holdings154
  Investment Advisory Fees Paid (000s)$315
  Portfolio Turnover Rate41.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	51.6%
AA Rated	18.2
A Rated	14.0
BBB Rated	7.1
BB Rated and Below	2.0
Not Rated	6.0
Reserves	1.1

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

General Obligations - Local	23.0%
Special Tax	17.4
General Obligations - State	14.5
Transportation	10.9
Health Care	9.6
Housing	9.4
Prerefunded	4.5
Water & Sewer	3.3
Education	2.5
Other	4.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Maryland Short-Term Tax-Free Bond Fund

I Class (TRMUX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$33,841	$33,158
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,818,000 and $1,180,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRMDX Maryland Short-Term
Tax-Free Bond Fund
TRMUX Maryland Short-Term
Tax-Free Bond Fund–
.
I Class

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 5.11 $ 5.04 $ 5.14 $ 5.22 $ 5.25
Investment activities
Net investment income
(1)(2)
0.13 0.09 0.05 0.03 0.06
Net realized and unrealized
gain/loss 0.02 0.08 (0.10) (0.08) (0.03)
Total from investment
activities 0.15 0.17 (0.05) (0.05) 0.03
Distributions
Net investment income (0.12) (0.10) (0.05) (0.03) (0.06)
NET ASSET VALUE
End of period $ 5.14 $ 5.11 $ 5.04 $ 5.14 $ 5.22
Ratios/Supplemental Data
Total return
(2)(3)
3.05% 3.30% (0.94)% (0.93)% 0.51%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.77% 0.75% 0.74% 0.67% 0.64%
Net expenses after
waivers/payments by Price
Associates 0.53% 0.53% 0.53% 0.53% 0.53%
Net investment income 2.45% 1.87% 1.02% 0.61% 1.09%
Portfolio turnover rate 41.0% 45.8% 53.0% 37.2% 22.8%
Net assets, end of period (in
thousands) $54,534 $57,823 $67,098 $73,668 $122,627
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 5.12 $ 5.05 $ 5.15 $ 5.23 $ 5.26
Investment activities
Net investment income
(1)(2)
0.13 0.10 0.06 0.04 0.06
Net realized and unrealized
gain/loss 0.03 0.07 (0.10) (0.08) (0.03)
Total from investment
activities 0.16 0.17 (0.04) (0.04) 0.03
Distributions
Net investment income (0.13) (0.10) (0.06) (0.04) (0.06)
NET ASSET VALUE
End of period $ 5.15 $ 5.12 $ 5.05 $ 5.15 $ 5.23
Ratios/Supplemental Data
Total return
(2)(3)
3.15% 3.40% (0.84)% (0.83)% 0.61%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.59% 0.59% 0.58% 0.56% 0.55%
Net expenses after
waivers/payments by Price
Associates 0.43% 0.44% 0.44% 0.43% 0.44%
Net investment income 2.54% 1.98% 1.11% 0.69% 1.18%
Portfolio turnover rate 41.0% 45.8% 53.0% 37.2% 22.8%
Net assets, end of period (in
thousands) $109,997 $95,647 $91,688 $93,268 $41,836
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
February 28, 2025

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.9%
MARYLAND  93.4%
Anne Arundel County, Consolidated General Improvements,
GO, 5.00%, 4/1/26  1,730 1,774
Anne Arundel County, Consolidated General Improvements,
GO, 5.00%, 10/1/26  1,090 1,104
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/28 (1) 140 148
Anne Arundel County, Villages at Two Rivers Project, Series R,
5.00%, 7/1/29 (1) 185 199
Baltimore City, Convention Center Hotel, 5.00%, 9/1/26  1,000 1,012
Baltimore City, Harbor Point, Series A, 2.80%, 6/1/25 (2) 125 125
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (2) 135 133
Baltimore City, Harbor Point, Series A, 3.05%, 6/1/28 (2) 190 185
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 3/1/26  2,315 2,370
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 8/1/26  1,870 1,886
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 3/1/27  785 822
Baltimore County, Consolidated Public Improvement, Series A,
GO, 5.00%, 7/1/28  2,000 2,153
Baltimore County, Metropolitan Dist. Bonds, GO, 5.00%, 8/1/28  1,000 1,078
Baltimore County, Oak Crest Village, 2.25%, 1/1/26  535 529
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  395 400
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/25  525 529
Charles County, Consolidated Public Improvement,
Series 2023, GO, 5.00%, 10/1/26  1,800 1,867
Frederick County, Series A, 5.00%, 7/1/25  1,305 1,313
Frederick County, Series A, GO, 5.00%, 4/1/27  1,000 1,049
Frederick County, Public Fac. Project, Series A, GO, 5.00%,
4/1/26  1,565 1,604
Gaithersburg, Asbury Maryland Obligated Group, Series B,
5.00%, 1/1/27  1,060 1,073
Harford County, Series B, GO, 5.00%, 7/1/26  2,665 2,748
Harford County, Consolidated Public Improvement, GO, 5.00%,
10/1/28  1,000 1,082
Howard County, Series A, GO, 5.00%, 2/15/28  500 522
Howard County, Series B, GO, 5.00%, 8/15/26  275 284
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/26  120 123
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/27  190 199

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/26  200 203
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/27  200 207
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/26  2,305 2,384
Hyattsville City, GO, 5.00%, 1/1/26  165 167
Hyattsville City, GO, 5.00%, 1/1/27  170 175
Maryland, Series 2017-A, GO, 5.00%, 8/1/26  1,185 1,225
Maryland, Series 2017-A, GO, 5.00%, 3/15/28  815 852
Maryland, Series 2019-A, GO, 5.00%, 8/1/26  1,375 1,421
Maryland, Series A, GO, 5.00%, 3/15/26  1,505 1,542
Maryland, Series A, GO, 5.00%, 3/15/27  3,000 3,146
Maryland, Series A, GO, 5.00%, 8/1/27  650 687
Maryland, Series A, GO, 5.00%, 3/15/28  1,420 1,520
Maryland, Series A, GO, 5.00%, 8/1/29  2,825 2,972
Maryland, Series A, GO, 5.00%, 3/15/31  1,190 1,266
Maryland, Series B, GO, 5.00%, 8/1/26  1,105 1,142
Maryland CDA, Series A, 1.75%, 3/1/30  1,000 891
Maryland CDA, Series C, 1.55%, 3/1/29  750 675
Maryland CDA, Series C, 3.00%, 4/1/26  80 80
Maryland CDA, Series C, 3.05%, 4/1/27  75 75
Maryland CDA, Series C, 3.15%, 4/1/28  50 50
Maryland CDA, Series C, 5.00%, 9/1/26  1,350 1,394
Maryland CDA, Series C, 5.00%, 9/1/29  150 161
Maryland CDA, Series C, 5.00%, 3/1/30  400 425
Maryland CDA, Series D-2, 3.30%, 1/1/29  1,500 1,506
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/27  780 817
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/28  815 870
Maryland DOT, 2.125%, 10/1/31  755 684
Maryland DOT, 4.00%, 12/15/25  35 35
Maryland DOT, 4.00%, 11/1/27  195 195
Maryland DOT, 5.00%, 6/1/25  650 651
Maryland DOT, 5.00%, 5/1/26  2,160 2,168
Maryland DOT, 5.00%, 10/1/26  1,215 1,260
Maryland DOT, 5.00%, 11/1/26  1,040 1,041
Maryland DOT, 5.00%, 9/1/28  2,810 2,966
Maryland DOT, 5.00%, 9/1/29  4,040 4,253
Maryland DOT, Series 2018, 5.00%, 10/1/27  2,725 2,823
Maryland DOT, Series 2019, 5.00%, 10/1/27  675 715
Maryland DOT, Series 2020, 5.00%, 10/1/26  1,370 1,421
Maryland DOT, Series 2021B, 5.00%, 12/1/27  1,135 1,207

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, Series 2022B, 5.00%, 12/1/27  990 1,053
Maryland DOT, Series A, 5.00%, 12/1/25  1,110 1,129
Maryland DOT, Series A, 5.00%, 10/1/27  705 747
Maryland DOT, Series A, 5.00%, 8/1/28 (1)(3) 1,725 1,817
Maryland DOT, Series B, 5.00%, 8/1/26 (3) 1,235 1,265
Maryland DOT, Series B, 5.00%, 12/1/26  1,615 1,681
Maryland DOT, Series B, 5.00%, 8/1/27 (3) 1,250 1,300
Maryland DOT, Series B, 5.00%, 8/1/28 (3) 1,050 1,106
Maryland DOT, Series B, 5.00%, 8/1/29 (3) 750 800
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/27 (3) 800 827
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/25  300 300
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  350 350
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  745 745
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  2,075 2,121
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/26  750 767
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 779
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  970 971
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,180 1,183
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,000 1,046
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  250 261
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/28 (4) 310 329
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/29 (4) 555 594
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/30 (4) 820 887
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (4) 1,625 1,645
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (4) 500 510
Maryland Economic Dev., Univ. of Maryland Project, 4.00%,
7/1/25  200 200
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/27  175 176
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/27  640 647
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26  1,085 1,100
Maryland HHEFA, Broadmead Issue, Series A, 5.00%, 7/1/31  125 129

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  550 562
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/25  245 245
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/25  90 91
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  665 682
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/28
(Prerefunded 7/1/25) (5) 395 398
Maryland HHEFA, MedStar Health, 5.00%, 8/15/26  1,030 1,031
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  1,000 1,001
Maryland HHEFA, Mercy Medical Center, Series A, 3.50%,
7/1/32  100 95
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  1,430 1,438
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  100 101
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  200 204
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/28  545 567
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 504
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  265 272
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  3,590 3,713
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  240 245
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26) (5) 1,000 1,028
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26) (5) 2,000 2,056
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/41 (Prerefunded 5/1/26) (5) 1,300 1,336
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (5) 2,615 2,688
Maryland Stadium Auth., Built to Learn Revenue, Series A,
5.00%, 6/1/26  2,125 2,185
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/26  535 547
Maryland Transportation Auth., 5.00%, 7/1/29  1,325 1,448
Maryland Transportation Auth., Series A, 5.00%, 7/1/28  1,620 1,739
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/25 (3) 1,000 1,005
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/27 (3) 2,000 2,075
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/28 (3) 750 788

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/29 (3) 1,000 1,064
Maryland, State & Local Facs. Loan, GO, 5.00%, 8/1/30  1,000 1,073
Maryland, State & Local Facs. Loan, Series B, GO, 5.00%,
8/1/28  660 712
Montgomery County, Series A, GO, 5.00%, 8/1/27  1,135 1,199
Montgomery County, Series B, GO, 4.00%, 11/1/26  815 834
Montgomery County, Series D, GO, 4.00%, 11/1/27  2,135 2,210
Montgomery County, Series E, GO, VRDN, 1.60%, 11/1/37  200 200
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 11/1/31  1,265 1,361
Montgomery County, Housing Opportunities Commission,
Series C, 5.00%, 1/1/28  425 449
Prince George's County, Series A, GO, 5.00%, 8/1/26  1,000 1,033
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,500 1,588
Prince George's County, Consolidated Public Improvement,
Series 2018A, GO, 5.00%, 7/15/27  2,220 2,344
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/25  765 771
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  645 681
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/29  1,320 1,418
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/26  660 681
Prince George's County, Regional Medical Center, COP, 5.00%,
10/1/26  260 269
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 441
Univ. System of Maryland, Series A, 4.00%, 4/1/30  1,000 1,022
Univ. System of Maryland, Series A, 5.00%, 4/1/26  1,895 1,943
Univ. System of Maryland, Series B, 5.00%, 4/1/26  595 610
Washington County, GO, 5.00%, 7/1/27  1,095 1,154
Washington Suburban Sanitary Commission, 5.00%, 6/15/26  1,050 1,083
Washington Suburban Sanitary Commission, 5.00%, 6/1/27  900 948
Washington Suburban Sanitary Commission, 5.00%, 6/1/29  1,500 1,642
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/25  800 805
153,627
PUERTO RICO  5.5%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (2) 750 781
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  707 711

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of these financial statements.
Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,525 3,686
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,015 2,171
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  2,000 1,722
9,071
Total Investments in Securities
98.9% of Net Assets
(Cost $162,062) $ 162,698
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Insured by Assured Guaranty Corporation
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,224 and represents 0.7% of net assets.
(3) Interest subject to alternative minimum tax.
(4) Insured by Assured Guaranty Municipal Corporation
(5) Prerefunded date is used in determining portfolio maturity.
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $162,062) $ 162,698
Interest receivable 1,945
Cash 93
Receivable for shares sold 29
Due from affiliates 5
Other assets 19
Total assets 164,789
Liabilities
Payable for shares redeemed 110
Investment management fees payable 48
Other liabilities 100
Total liabilities 258
Commitments and Contingent Liabilities (note 5 )
NET ASSETS $ 164,531
Net Assets Consist of:
Total distributable earnings (loss) $ (2,399)
Paid-in capital applicable to 31,956,790 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 166,930
NET ASSETS $ 164,531
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $54,534; Shares outstanding: 10,607,404) $ 5.14
I Class
(Net assets: $109,997; Shares outstanding: 21,349,386) $ 5.15

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/25
Investment Income (Loss)
Interest income $ 4,710
Expenses
Investment management 607
Shareholder servicing
Investor Class $ 96
I Class 19 115
Prospectus and shareholder reports
Investor Class 11
I Class 5 16
Custody and accounting 198
Registration 43
Legal and audit 37
Directors 1
Miscellaneous 13
Waived / paid by Price Associates (292)
Total expenses 738
Net investment income 3,972
Realized and Unrealized Gain / Loss –
Net realized loss on securities (212)
Change in net unrealized gain / loss on securities 1,141
Net realized and unrealized gain / loss 929
INCREASE IN NET ASSETS FROM OPERATIONS $ 4,901

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 3,972 $ 2,993
Net realized loss (212) (961)
Change in net unrealized gain / loss 1,141 3,079
Increase in net assets from operations 4,901 5,111
Distributions to shareholders
Net earnings
Investor Class (1,305) (1,163)
I Class (2,604) (1,815)
Decrease in net assets from distributions (3,909) (2,978)
Capital share transactions
*
Shares sold
Investor Class 8,299 8,099
I Class 24,467 20,155
Distributions reinvested
Investor Class 1,262 1,115
I Class 1,595 1,139
Shares redeemed
Investor Class (13,175) (19,310)
I Class (12,379) (18,647)
Increase (decrease) in net assets from capital
share transactions 10,069 (7,449)
Net Assets
Increase (decrease) during period 11,061 (5,316)
Beginning of period 153,470 158,786
End of period $ 164,531 $ 153,470
*Share information (000s)
Shares sold
Investor Class 1,621 1,596
I Class 4,779 3,969
Distributions reinvested
Investor Class 247 220
I Class 311 224
Shares redeemed
Investor Class (2,575) (3,817)
I Class (2,416) (3,674)
Increase (decrease) in shares outstanding 1,967 (1,482)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price State Tax-Free Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland
Short-Term Tax-Free Bond Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. The fund has two classes of shares: the Maryland Short-Term Tax-Free
Bond Fund (Investor Class) and the Maryland Short-Term Tax-Free Bond
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as,

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On February 28, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $78,206,000 and
$63,552,000, respectively, for the year ended February 28, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
February 28,
2025
February 29,
2024
Tax-exempt income $ 3,909 $ 2,978

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

At February 28, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets
($000s)
Cost of investments $ 161,986
Unrealized appreciation $ 936
Unrealized depreciation (224)
Net unrealized appreciation (depreciation) $ 712
($000s)
Undistributed ordinary income $ 2
Undistributed tax-exempt income 41
Net unrealized appreciation (depreciation) 712
Loss carryforwards and deferrals (3,154)
Total distributable earnings (loss) $ (2,399)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 28, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended February 28, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $832,000 remain subject to repayment

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

by the fund at February 28, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2025, expenses incurred pursuant to these service agreements were $119,000 for Price
Associates and $61,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $2,401,000 and $0, respectively, with net realized gain of $0 for the year ended February 28, 2025.
Investor
Class I Class
Expense limitation/I Class Limit 0.53% 0.05%
Expense limitation date 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(128) $(164)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price State Tax-Free Funds, Inc.
and Shareholders of T. Rowe Price Maryland Short-Term Tax-Free Bond
Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Maryland Short-Term Tax-Free
Bond Fund (one of the funds constituting T. Rowe Price State Tax-Free Funds,
Inc., referred to hereafter as the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February
28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28,
2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28,
2025 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $3,867,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F90-050 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 21, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 21, 2025